Long-term Debt Long-Term Debt Thermal/CVSR (Details) - USD ($) $ in Millions			3 Months Ended
	Oct. 31, 2016	Jul. 15, 2016	Mar. 31, 2016	Mar. 31, 2017	Feb. 17, 2017	Dec. 31, 2016	Sep. 01, 2016	Aug. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt						$ 6,069.0			$ 5,678.0
Utah Solar Portfolio [Member]
Debt Instrument [Line Items]
Long-term Debt						$ 287.0			0.0
Line of Credit Facility, Commitment Fee Percentage			2.625%
NRG Energy Center Minneapolis Series D Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	$ 125.0
Debt Instrument, Interest Rate, Stated Percentage	3.55%					3.55%
Long-term Debt						$ 125.0			0.0
CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt		$ 200.0
Debt Instrument, Interest Rate, Stated Percentage		4.68%
Proceeds from Debt, Net of Issuance Costs		$ 97.5
Long-term Debt						$ 771.0			793.0
CVSR Holdco due 2037 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						4.68%
Long-term Debt						$ 199.0			$ 0.0
CVSR [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage								48.95%
Business Acquisition, Percentage of Voting Interests Acquired							51.05%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt							$ 496.0
CVSR [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt							771.0
CVSR [Member] | CVSR Holdco due 2037 [Member]
Debt Instrument [Line Items]
Long-term Debt							$ 200.0
Line of Credit [Member] | Utah Solar Portfolio [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 13.0
Line of Credit [Member] | Subsequent Event [Member] | Utah Solar Portfolio [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 11.0
Letter of Credit [Member] | Subsequent Event [Member] | Aqua Caliente Borrower 2, due 2038 [Member]
Debt Instrument [Line Items]
Long-term Debt					$ 17.0